Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
REVENUE
ASC 606 revenue	¥ 454,328	$ 64,968	¥ 374,600	¥ 520,665
ASC 842 revenue:
Operating lease income	¥ 3,159	$ 452	¥ 6,719	¥ 13,371
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenues	Revenues	Revenues	Revenues
Sales-type lease income	¥ 3,026	$ 432	¥ 2,637	¥ 3,366
ASC 842 revenue	6,185	884	9,356	16,737
Revenues	460,513	65,852	383,956	537,402
Management and technical support
REVENUE
ASC 606 revenue	10,206	1,459	5,196	23,164
Medical solution
REVENUE
ASC 606 revenue	70,239	10,044	99,158	178,442
Medical service
REVENUE
ASC 606 revenue	294,184	42,068	188,101	218,595
Medicine income
REVENUE
ASC 606 revenue	79,699	11,397	82,145	100,464
ASC 842 revenue:
Revenues	¥ 79,699	$ 11,397	¥ 82,145	¥ 100,464